Additional Notes - Summary of Contractual Cash Flows of Financial Liabilities - Additional Information (Details)	Dec. 31, 2023 EUR (€)
Additional Notes [Abstract]
Financial assets pledged as collateral for liabilities or contingent liabilities	€ 0